Subsidiaries - Summary of Principal Subsidiaries (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 HKD ($)
Disclosure of subsidiaries [line items]
Issued ordinary/registered share capital	¥ 18,874	¥ 16,379
China Eastern Airlines Jiangsu Co., Ltd. (CEA Jiangsu) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Apr. 07, 1993
Issued ordinary/registered share capital	¥ 2,000
Ownership interest held by the group	62.56%	62.56%
Ownership interest held by non-controlling interests	37.44%	37.44%
Principal activities	Provision of airline services
Kind of Legal Entity Description	limited liability company
China Eastern Airlines Wuhan Co., Ltd. (CEA Wuhan) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Aug. 16, 2002
Issued ordinary/registered share capital	¥ 1,750
Ownership interest held by the group	60.00%	60.00%
Ownership interest held by non-controlling interests	40.00%	40.00%
Principal activities	Provision of airline services
Kind of Legal Entity Description	limited liabilitycompany
Shanghai Eastern Flight Training Co., Ltd. (Shanghai Flight Training) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Dec. 18, 1995
Issued ordinary/registered share capital	¥ 694
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	Provision of flight training services
Kind of Legal Entity Description	limited liabilitycompany
Shanghai Airlines Co., Ltd. (Shanghai Airlines) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Mar. 16, 2010
Issued ordinary/registered share capital	¥ 500
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	Provision of airline services
Kind of Legal Entity Description	limited liabilitycompany
China Eastern Airlines Technology Co., Ltd. (Eastern Technology) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Nov. 19, 2014
Issued ordinary/registered share capital	¥ 4,300
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	Provision of airline maintenance services
Kind of Legal Entity Description	limited liabilitycompany
One two three Airlines Co., Ltd. (OTT Airlines) (Originally named Eastern Business Airlines Co., Ltd.) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Sep. 27, 2008
Issued ordinary/registered share capital	¥ 1,500
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	Provision of business aviation services
Kind of Legal Entity Description	limited liabilitycompany
China Eastern Airlines Yunnan Co., Ltd. (CEA Yunnan) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Jul. 27, 2010
Issued ordinary/registered share capital	¥ 3,662
Ownership interest held by the group	65.00%	90.36%
Ownership interest held by non-controlling interests	35.00%	9.64%
Principal activities	Provision of airline services
Kind of Legal Entity Description	limited liabilitycompany
Eastern Air Overseas (Hong Kong) Co., Ltd. (Eastern Air Overseas) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Hong Kong
Date of incorporation	Jun. 10, 2011
Issued ordinary/registered share capital | $			$ 280
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	Provision of import and export, investment, leasing and consultation services
Kind of Legal Entity Description	limited liabilitycompany
China United Airlines Co., Ltd. (China United Airlines) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Sep. 21, 1984
Issued ordinary/registered share capital	¥ 1,320
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	Provision of airline service
Kind of Legal Entity Description	limited liabilitycompany
China Eastern Airlines Application Development Center Co., Ltd. (Application Development Center) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Nov. 21, 2011
Issued ordinary/registered share capital	¥ 498
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	Provision of research and development of technology and products in the field of aviation
Kind of Legal Entity Description	limited liabilitycompany
China Eastern Airlines ECommerce Co., Ltd. (Eastern ECommerce) [Member]
Disclosure of subsidiaries [line items]
Place of businesss of subsidiary	Mainland China
Place of incorporation/registration and address	PRC
Date of incorporation	Dec. 01, 2014
Issued ordinary/registered share capital	¥ 100
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%
Principal activities	E-commerce platform and ticket agent
Kind of Legal Entity Description	limited liabilitycompany